Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2014 Recurring basis [Member]	Dec. 31, 2013 Recurring basis [Member]	Mar. 31, 2014 Recurring basis [Member] Commodity derivative instruments [Member]	Dec. 31, 2013 Recurring basis [Member] Commodity derivative instruments [Member]	Mar. 31, 2014 Recurring basis [Member] Level 1 [Member]	Dec. 31, 2013 Recurring basis [Member] Level 1 [Member]	Mar. 31, 2014 Recurring basis [Member] Level 1 [Member] Commodity derivative instruments [Member]	Dec. 31, 2013 Recurring basis [Member] Level 1 [Member] Commodity derivative instruments [Member]	Mar. 31, 2014 Recurring basis [Member] Level 2 [Member]	Dec. 31, 2013 Recurring basis [Member] Level 2 [Member]	Mar. 31, 2014 Recurring basis [Member] Level 2 [Member] Commodity derivative instruments [Member]	Dec. 31, 2013 Recurring basis [Member] Level 2 [Member] Commodity derivative instruments [Member]	Mar. 31, 2014 Recurring basis [Member] Level 3 [Member]	Dec. 31, 2013 Recurring basis [Member] Level 3 [Member]	Mar. 31, 2014 Recurring basis [Member] Level 3 [Member] Commodity derivative instruments [Member]	Dec. 31, 2013 Recurring basis [Member] Level 3 [Member] Commodity derivative instruments [Member]	Dec. 31, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2013 Predecessor [Member] Recurring basis [Member]	Dec. 31, 2012 Predecessor [Member] Recurring basis [Member]	Dec. 31, 2013 Predecessor [Member] Recurring basis [Member] Crude oil derivative instruments [Member]	Dec. 31, 2012 Predecessor [Member] Recurring basis [Member] Crude oil derivative instruments [Member]	Dec. 31, 2012 Predecessor [Member] Recurring basis [Member] Interest rate derivative instruments [Member]	Dec. 31, 2013 Predecessor [Member] Recurring basis [Member] Level 1 [Member]	Dec. 31, 2012 Predecessor [Member] Recurring basis [Member] Level 1 [Member]	Dec. 31, 2013 Predecessor [Member] Recurring basis [Member] Level 1 [Member] Crude oil derivative instruments [Member]	Dec. 31, 2012 Predecessor [Member] Recurring basis [Member] Level 1 [Member] Crude oil derivative instruments [Member]	Dec. 31, 2012 Predecessor [Member] Recurring basis [Member] Level 1 [Member] Interest rate derivative instruments [Member]	Dec. 31, 2013 Predecessor [Member] Recurring basis [Member] Level 2 [Member]	Dec. 31, 2012 Predecessor [Member] Recurring basis [Member] Level 2 [Member]	Dec. 31, 2013 Predecessor [Member] Recurring basis [Member] Level 2 [Member] Crude oil derivative instruments [Member]	Dec. 31, 2012 Predecessor [Member] Recurring basis [Member] Level 2 [Member] Crude oil derivative instruments [Member]	Dec. 31, 2012 Predecessor [Member] Recurring basis [Member] Level 2 [Member] Interest rate derivative instruments [Member]	Dec. 31, 2013 Predecessor [Member] Recurring basis [Member] Level 3 [Member]	Dec. 31, 2012 Predecessor [Member] Recurring basis [Member] Level 3 [Member]	Dec. 31, 2013 Predecessor [Member] Recurring basis [Member] Level 3 [Member] Crude oil derivative instruments [Member]	Dec. 31, 2012 Predecessor [Member] Recurring basis [Member] Level 3 [Member] Crude oil derivative instruments [Member]	Dec. 31, 2012 Predecessor [Member] Recurring basis [Member] Level 3 [Member] Interest rate derivative instruments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities	$ (4,363)	$ (1,605)	$ (3,698)		$ (3,698)		$ 0		$ 0		$ (3,698)		$ (3,698)		$ 0		$ 0		$ (1,605)	$ (1,572)					$ (810)					$ 0					$ (810)					$ 0
Derivative assets	$ 665	$ 1,749		$ 144		$ 144		$ 0		$ 0		$ 144		$ 144		$ 0		$ 0	$ 1,749	$ 3,437	$ 144	$ 1,865	$ 144	$ 2,675		$ 0	$ 0	$ 0	$ 0		$ 144	$ 1,865	$ 144	$ 2,675		$ 0	$ 0	$ 0	$ 0